Fair Value Measurements (Details) - USD ($) $ in Thousands		3 Months Ended
	Mar. 04, 2026	Mar. 31, 2026
Fair Value Measurements [Abstract]
Embedded derivative	$ 0	$ 0
Other income	$ 100	$ 100